Relation with Controlling Shareholder and Related Entities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Parent Company [Member] | Operating Expense
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Labor and related expense	$ 1,090